OTHER NON-OPERATING (LOSS)/INCOME, NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER NON-OPERATING (LOSS)/INCOME, NET

20. OTHER NON-OPERATING (LOSS)/INCOME, NET

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

(Losses)/gains on disposal of long-term investments and subsidiaries, net	(23)	272	(6,234)
Others	(2,382)	513	2,255
Total other non-operating (loss)/income, net	(2,405)	785	(3,979)